Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Invenomic Fund | Invenomic Fund Institutional Class shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	4.58%	(8.78%)	16.56%	49.89%	61.25%	11.50%	11.58%	3.72%

[1]	The returns shown in the bar chart are for Institutional Class shares. The performance of Super Institutional Class shares and Investor Class shares will differ due to differences in expenses and sales load charges.